Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and deposits on demand	R$ 18,749	R$ 18,542
Interbank deposits	15,327	13,358
Securities purchased under agreements to resell	49,238	64,219
Total	R$ 83,314	R$ 96,119	R$ 91,649	R$ 125,318